UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Cantillon Capital Mgnt LLC
Address:  40 West 57th St
          27th Floor
          NY, NY 10019

13 File Number: 0001279936

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. O'Brien
Title:     C.O.O.
Phone:     212-603-3310
Signature, Place and Date of Signing:

James R. O'Brien NY, NY 10019 July 8, 2011


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

NAME: Cantillon Capital Management LLP

FORM 13F FILE NUMBER: CIK 0001352269

Cantillon Capital Management LLP Assigned User Number Below:  2

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    1589880



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
                                                                  FORM 13F INFORMATION TABLE
                                                             VALUE      SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER        		TITLE OF CLASS     CUSIP     x($1000)     PRN AMT  PRN CALL   DISCRETN MANAGERS   SOLE    SH     NONE
---------------------------- 	-------------  	---------     --------    -------- --- ---- -------- --------- -------- -------- ----
BRITISH AMERICAN TOBACCO 	 ADR 	         110448107	 4242	     48200	  SH    DEFINED	  2	    48200
ANALOG DEVICES ORD (NYS)	 COMMON STOCK    032654105	84732	   2164839	  SH    DEFINED		  2164839
ANALOG DEVICES ORD (NYS)	 COMMON STOCK    032654105     138950	   3550080	  SH    DEFINED	  2	  3550080
BANCO BRADESCO ADR(NYS)	         ADR      	 059460303	77055	   3760591	  SH    DEFINED		  3760591
BANCO BRADESCO ADR(NYS)	         ADR     	 059460303     126003	   6149469	  SH    DEFINED	  2	  6149469
COCA-COLA ORD (NYS)	  	 COMMON STOCK    191216100	84757	   1259576	  SH    DEFINED		  1259576
COCA-COLA ORD (NYS)	  	 COMMON STOCK    191216100     139485	   2072889	  SH    DEFINED	  2	  2072889
COLGATE PALMOLIVE ORD (NYS)	 COMMON STOCK    194162103	57422	    656925	  SH    DEFINED		   656925
COLGATE PALMOLIVE ORD (NYS)	 COMMON STOCK	 194162103	94383	   1079773	  SH    DEFINED	  2	  1079773
COMPANHIA BEBIDAS 	 	 ADR             20441W203 	24656	    730970	  SH    DEFINED		   730970
COMPANHIA BEBIDAS 	  	 ADR             20441W203 	39802	   1180025	  SH    DEFINED	  2	  1180025
GOOGLE ORDINARY (NMQ)	  	 COMMON STOCK    38259P508 	72918	    143999	  SH    DEFINED		   143999
GOOGLE ORDINARY (NMQ)	  	 COMMON STOCK    38259P508     119937	    236852	  SH    DEFINED	  2	   236852
ORACLE STK (NMQ)	 	 COMMON STOCK    68389X105 	94175	   2861605	  SH    DEFINED		  2861605
ORACLE STK (NMQ)	 	 COMMON STOCK    68389X105     154988	   4709445	  SH    DEFINED	  2	  4709445
PHILIP MORRIS INTL	 	 COMMON STOCK    718172109	29692	    444697	  SH    DEFINED		   444697
PHILIP MORRIS INTL	  	 COMMON STOCK    718172109	48991	    733735	  SH    DEFINED	  2	   733735
SOLERA HOLDINGS ORD	  	 COMMON STOCK    83421A104 	36195	    611807	  SH    DEFINED		   611807
SOLERA HOLDINGS ORD	  	 COMMON STOCK    83421A104 	60146	   1016672	  SH    DEFINED	  2	  1016672
UNILEVER ADR REP 1 ORD 	         ADR 	         904767704	 5088	    157100	  SH    DEFINED	  2	   157100
WILLIS GROUP HOLDINGS 	  	 COMMON STOCK    G96666105 	36645	    891391	  SH    DEFINED		   891391
WILLIS GROUP HOLDINGS 	  	 COMMON STOCK    G96666105      59618 	   1450212	  SH    DEFINED	  2	  1450212

S REPORT SUMMARY                  22 DATA RECORDS             1589880      1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED